Goodwill and intangible assets with indefinite useful lives - allocation summary (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 11,065	€ 10,834	€ 10,396
North America
Disclosure of operating segments [line items]
Intangible assets and goodwill	9,059	8,855
APAC
Disclosure of operating segments [line items]
Intangible assets and goodwill	1,174	1,152
LATAM
Disclosure of operating segments [line items]
Intangible assets and goodwill	563	552
EMEA
Disclosure of operating segments [line items]
Intangible assets and goodwill	269	264
Other activities
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 0	€ 11